Loans, Financings and Debentures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Loans, Financings and Debentures

22. LOANS, FINANCING AND DEBENTURES

Financing source	Principal maturity	Annual financial cost %	Currency	2018			2017
				Current	Non-current	Total	Total
FOREIGN CURRENCY
Banco do Brasil: Various Bonds (1) (4)	2024	Diversas	US$	2	24	26	24
Eurobonds (2)	2024	9.25%	US$	44	5,812	5,856	3,333
KfW (2)	2019	1.78%	EURO	0		0	4
(-)Transaction costs					(21)	(21)	(15)
(±) Interest paid in advance (3)					(34)	(34)	(48)

Debt in foreign currency				46	5,781	5,827	3,298
BRAZILIAN CURRENCY
Banco do Brasil S.A. (2)	2018	140.00% do CDI	R$	—	—	—	742
Banco do Brasil S.A.(4)	2022	146.50% do CDI	R$	37	466	503	500
Caixa Econômica Federal (4)	2018	119.00% do CDI	R$				8
Caixa Econômica Federal (4)	2022	146.50% do CDI	R$	44	583	627	627
Caixa Econômica Federal (5)	2021	TJLP + 2.50%	R$		56	56	—
Caixa Econômica Federal (6)	2022	TJLP + 2.50%	R$		108	108	—
Eletrobrás (4)	2023	UFIR + 6.00% a 8.00%	R$	13	20	33	50
Large customers (4)	2024	IGP-DI + 6.00%	R$	2	3	5	4
FINEP (2)	2018	TJLP+5.00% e TJLP+8.00%	R$	—	—	—	2
—Banco da Amazônia S.A. (2)	2018	CDI + 1.90%	R$	—	—	—	122
Sonda (7)	2021	110.00% do CDI	R$	—	46	46	42
Promissory Notes – 9th Issue - Single series (4)	2019	151.00% do CDI	R$	426		426	—
(-) FIC Pampulha - Marketable securities of subsidiary companies (9)				(25)	—	(25)	—
(-)Transaction costs				(2)	(11)	(13)	(26)
Debt in Brazilian currency				495	1,271	1,766	2,071

Total of loans and financings				541	7,052	7,593	5,369

Debentures – 3th Issue – 2nd Serie (2)	2019	IPCA + 6.00%	R$	156	—	156	301
Debentures - 3th Issue – 3rd Serie (2)	2022	IPCA + 6.20%	R$	53	996	1,049	1,011
Debentures - 5th ª Issue – Single serie (2)	2018	CDI + 1.70%	R$	—	—	—	703
Debentures - 6th Issue – 1st Serie (2)	2018	CDI + 1.60%	R$	—	—	—	508
Debentures - 6th Issue – 2nd Serie (2)	2020	IPCA + 8.07%	R$	17	16	33	32
Debentures - 7th Issue – Single Serie (2)	2021	140.00% do CDI	R$	342	681	1,023	1,683
Debentures - 3th Issue – 1st Serie (4)	2018	CDI + 0.69%	R$	—	—	—	447
Debentures - 3th Issue – 2nd Serie (4)	2021	IPCA + 4.70%	R$	569	1,027	1,596	1,537
Debentures - 3th Issue – 3rd Serie (4)	2025	IPCA + 5.10%	R$	41	916	957	921
Debentures - 4th Issue – Single Serie (4)	2018	CDI + 4.05%	R$	—	—	—	20
Debentures - 5th Issue - Single Serie (4)	2022	146.50% do CDI	R$	112	1,468	1,580	1,576
Debentures - 6th Issue - Single Serie (4)	2020	CDI + 1.75%	R$	276	275	551	—
Debentures (8)	2018	CDI + 1.60%	R$	—	—	—	100
Debentures (8)	2018	CDI + 0.74%	R$	—	—	—	34
Debentures (8)	2022	TJLP+1.82% (69%) e Selic+1.82% (31%)	R$	33	92	125	155
Debentures (8)	2019	116.50% do CDI	R$	50		50	50
Debentures (8)	2023	CDI + 1.50%	R$	20	80	100	—
Debentures 2th Issue – Single Serie (7)	2019	128.50% do CDI	R$	—	—	—	26
(-)FIC Pampulha: Marketable securities of subsidiary companies (9)				—	—	—	(25)
(-) Transaction costs				(12)	(29)	(41)	(50)

Total, debentures				1,657	5,522	7,179	9,029

Total				2,198	12,574	14,772	14,398

(1)

Net balance of the Restructured Debt comprising bonds at par and discounted, with balance of R$ 175, less the amounts given as Deposits in guarantee, with balance of R$ 149. Interest rates vary – from 2 to 8% p.a.; six-month Libor plus spread of 0.81% to 0.88% p.a.

(2)	Cemig Geração e Transmissão;
(3)	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
(4)	Cemig Distribuição;
(5)	Central Eólica Praias de Parajuru, resulting from the business combination. For more details please see Note 17.
(6)	Central Eólica Volta do Rio – result from the business combination. For more details please see Note 17.
(7)	Arising from merger of Cemig Telecom.
(8)	Gasmig;
(9)	FIC Pampulha has financial investments in marketable securities issued by subsidiaries of the Company. For more information on this fund, see Note 31.

The debentures issued by the subsidiaries are non-convertible; there are no agreements for renegotiation, nor debentures held in treasury.

There are early maturity clauses for cross-default in the event of non-payment by Cemig GT or by the Company, of any pecuniary obligation with individual or aggregate value greater than R$ 50 million.

Funding raised

This table provides the totals of funds raised in 2018, 2017 and 2016:

Financing source 2018	Signature date	Principal maturity	Annual financial cost %	Amount
FOREIGN CURRENCY
Eurobonds (1)	July, 2018	2024	9.25%	1,946
(-) Transactions costs				(8)
(±)Interest paid in advance (2)				10

				1,948
BRAZILIAN CURRENCY
Promissory Notes – 9th Issue - Single Serie (3)	May, 2018	2019	151% do CDI	400
(-)Transactions costs				(4)
Debentures				—
Debentures (4)	August, 2018	2023	CDI + 1.50%	100
Debentures – 6th Issue – Single Serie (5)	December, 2018	2020	CDI + 1.75%	550
(-)Transactions costs				(4)

				1,042

Total raised				2,990

(1)

In July 2018, Cemig GT completed financial settlement of an additional tranche to its initial Eurobond issue completed on December 5, 2017. The new tranche, of US$ 500 million, which brought the total of the issuance to R$ 1.946 billion, has half-yearly coupon of 9.25% p.a., with maturity of the principal in 2024.

(2)	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
(3)	In May 2018 Cemig D made its 9th Promissory Note issue, with maturity at 18 months, annual remuneration of 151% of the CDI rate, and single bullet amortization on October 24, 2019.
(4)	In August 2018 Gasmig completed its 7th debenture issue, with maturity at 5 years, paying CDI + 1.50%, with annual amortization from August 2019.
(5)	In December 2018 the 6th Debenture Issue was placed, with maturity at 18 months, annual remuneration of CDI +1.75%, and monthly amortization in 12 payments from July 3, 2019.

Financing source 2017	Signature date	Principal maturity	Annual financing cost – %	Amount (*)
Foreign currency
Eurobonds	12/05/2017	2024	9.25%	3,252
(–) Transaction costs (*)				(16)
Interest paid in advance (*)				(48)
Brazilian currency
Debentures (1)	11/04/2013	2022	CDI + 0.74%	34
Debentures (2)	04/22/2017	2019	128.50% of CDI	26
Debentures – 5th Issue, single series (3)	12/14/2017	2022	146.50% of CDI	1,575
(–) Transaction costs (3)				(11)

Total raised				4,812

(*)	Includes taxes without cash effect, of R$ 10.
(1)	Subscription by BNDESPar of Gasmig’s 4th debentures Issue, in June 2017, to support the plan for investment in expansion of the gas distribution network.
(2)

CemigTelecom (merged into Company in 2018) completed its second issue of non-convertible debentures in May 2017 with real guarantees and additional surety, in a single series, to roll over debt and strengthen cash position.

(3)

On December 14, 2017 CemigTelecom made its 5th issue of non-convertible debentures, with maturity 4.5 years, annual remuneration of 146.50% of the CDI, to be amortized in 36 monthly installments due as from July 2019. Payment for subscription of the Debentures of the 5th issue was made with debentures of the 4th issue – thus there was no cash effect.

Financing source 2016	Principal maturity	Annual financial cost, %	Amount
Brazilian currency
Caixa Econômica Federal – Cemig D	2020	132.14% of CDI	674
Debentures (Cemig D)	2018	CDI + 4.05%	1,575
KfW (Cemig GT)	2018	1.78%	2
Promissory Notes – Cemig GT – 7th Issue	2017	128% of CDI	606
Debentures – 4th Issue, 7th Series (Gasmig)	2020	TJLP	24
Debentures: 7th Issue (CEMIG GT)	2021	140% of CDI	2,195
Banco do Brasil	2018	132.90% of CDI	580
Sonda (Cemig Telecom)	2021	110% of CDI	81

Total raised			5,737

In December 2017 and July 2018 two tranchs, of US$1 billion (R$ 3.2 billion) and US$ 500 million (R$ 1.9 billion), respectively, were raised in a Eurobond issue outside Brazil, with maturity of the principal in 2024. Also, in 2018 early repayment was made of R$ 1.5 billion in debt – which was borrowed at a cost of 140% of the CDI rate, with original maturity in 2021. These initiatives of 2017 and 2018 have balanced Company’s and Cemig GT’s cash flows, extended average debt maturities, and improved credit quality.

The Company measured the effects related to debt reprofiling in 2017 and did not identify a substantial difference between the terms of the original and refinanced debt. Therefore, in accordance with IAS 39 – Financial Instruments, no gain or loss was recognized in the Company’s consolidated net income for the year ended December 31, 2017.

Guarantees

The guarantees of the debt balance on loans and financing, on December 31, 2018, were as follows:

2018
Promissory notes and Sureties	9,590
Receivables	3,884
Shares	1,141
Unsecured	157

TOTAL	14,772

The composition of loans, financing and debentures, by currency and index, with the respective amortization, is as follows:

	2019	2020	2021	2022	2023	2024	2025	Total
Currency
US dollar	46	—	—	—	—	5,836	—	5,882

Total, currency denominated	46	—	—	—	—	5,836	—	5,882
Index
IPCA (1)	836	851	850	567	229	229	229	3,791
UFIR/RGR (2)	13	12	3	3	2	—	—	33
CDI (3)	1,292	1,009	1,145	1,454	20	—	—	4,920
URTJ/TJLP (4)	23	68	114	44	—	—	—	249
IGP-DI (5)	3	1	1	1	—	—	—	6

Total by index	2,167	1,941	2,113	2,069	251	229	229	8,999
(-)Transaction costs	(15)	(14)	(15)	(9)	0	(22)	0	(75)
(±)Interest paid in advance	—	—	—	—	—	(34)	—	(34)

Overall total	2,198	1,927	2,098	2,060	251	6,009	229	14,772

(1)	Expanded National Customer Price (IPCA) Index.
(2)	Fiscal Reference Unit (Ufir / RGR).
(3)	CDI: Interbank Rate for Certificates of Deposit.
(4)	Interest rate reference unit (URTJ) / Long-Term Interest Rate (TJLP)
(5)	IGP-DI (‘General – Domestic Availability’) Price Index.

The principal currencies and index used for monetary updating of loans and financings had the following variations:

Currency	Accumulated change in 2018, %	Accumulated change in 2017, %	Indexer	Accumulated change in 2018, %	Accumulated change in 2017, %
US dollar	17.13	1.50	IPCA	3.75	2.95
Euros	11.83	15.41	CDI	6.40	9.93
			TJLP	(0.29)	(6.67)

The changes in loans, financing and debentures are as follows:

Consolidated
Balance at December 31, 2015	15,167
Loans and financing obtained	5,878
(-) Transaction costs	(141)
Financing obtained, net	5,737
Monetary and exchange rate variation	231
Financial charges provisioned	2,002
Amortization of transaction cost	68
Financial charges paid	(2,369)
Amortization of financing	(5,592)
Subtotal	15,244
(–) FIC Pampulha: Marketable securities of subsidiary companies	(65)

Balance at December 31, 2016	15,179

Loans and financing obtained	3,363
(–) Transaction costs (1)	(16)
(–) Interest paid in advance (1)	(48)

Financing obtained, net	3,299

Transaction costs (2)	(11)

Monetary variation	109
Exchange rate variation	59
Financial charges provisioned	1,537
Amortization of transaction cost	67
Financial charges paid	(1,749)
Amortization of financing	(4,131)

Subtotal	14,359
FIC Pampulha: Marketable securities of subsidiary companies	39

Balance at December 31, 2017	14,398

Liabilities arising from business combination (3)	163

Initial balance for consolidation purposes	14,561
Loans and financing obtained	2,996
(–) Transaction costs	(16)
(–) Interest paid in advance	10

Financing obtained, net	2,990
Monetary variation	134
Exchange rate variation	582
Financial charges provisioned	1,287
Amortization of transaction cost	33
Financial charges paid	(1,290)
Amortization of financing	(3,527)

Subtotal	14,770
FIC Pampulha: Marketable securities of subsidiary companies	2

Balance at December 31, 2018	14,772

(1)	Includes taxes with no cash effect, of R$10.
(2)	Transaction costs arising from the 5th issue of debentures by Cemig D, which was subscribed by transfer of the debentures of the 4th issue – thus there was no cash effect in the Company.
(3)	Refers to the balance of loans of the Volta do Rio and Praias de Parajuru wind farms, arising from the business combination.

Borrowing costs, capitalized

Costs of loans directly related to acquisition, construction or production of an asset which necessarily requires a significant time to be concluded for the purpose of use or sale are capitalized as part of the cost of the corresponding asset. All other costs of loans are recorded as finance costs in the period in which they are incurred. Costs of loans include interest and other costs incurred by the Company in relation to the loan.

The subsidiaries Cemig D and Gasmig transferred to intangible assets and to concession contract assets the costs of loans and financing linked to construction in progress, as follows:

	2018	2017	2016
Costs of loans and financing	1,287	1,604	2,070
Financing costs on intangible assets (1) (note 19)	(4)	(71)	(142)
Financing costs on concession contract assets (note 16)	(26)	—	—

Net effect in Profit or loss	1,257	1,533	1,928

(1)	The average capitalization rate p.a. in 2018 was 9.37% (14.28% in 2017 and 18.02% in 2016).

The amounts of the capitalized borrowing costs have been excluded from the statement of cash flows, in the additions to cash flow of investment activities, as they do not represent an outflow of cash for acquisition of the related asset.

Restrictive covenants

The Company has contracts with financial covenants as follows:

Title - Security	Covenant	Ratio required – Issuer	Ratio required Cemig (guarantor)	Ratio required – Parajuru and Volta do Rio	Compliance required
7th Debentures Issue Cemig GT (1)	Net debt / (Ebitda + Dividends received)	The following or less: 5.0 in 2018 4.5 in 2019 3.0 in 2020 2.5 in 2021	The following or less: 4.25 in 2018 3.5 in 2019 3.0 in 2020 2.5 in 2021	—	Half-yearly and annual
Eurobonds Cemig GT (3)	Net debt / Ebitda adjusted for the Covenant	The following or less: 5.5 on June, 30, 2018 5.0 on Dec. 31, 2018 5.0 on June, 30, 2019 4.5 on Dec. 31, 2019 4.5 on June, 30, 2020 3.0 on Dec. 31, 2020 3.0 on June, 30, 2021 2.5 on/after Dec. 31, 2021	The following or less: 5.0 on June, 30, 2018 4.25 on Dec. 31, 2018 4.25 on June, 30, 2019 3.5 on Dec. 31, 2019 3.5 on June, 30, 2020 3.0 on Dec. 31, 2020 3.0 on June, 30, 2021 3.0 on/after Dec. 31, 2021	—	Half-yearly and annual
Bank Credit Notes of Banco do Brasil and Caixa Econômica Federal; and 5th and 6th Debentures Issue and 9th Note Issue Cemig D (3)	Net debt / (Ebitda + Dividends received) Current liquidity

The following or less:

7.5 on June, 30. 2018

4.5 on Dec, 31. 2018

3.8 on June, 30. 2019

3.8 on Dec, 31. 2019

3.3 on June, 30. 2020

3.3 on Dec, 31. 2020

3.3 on June, 30. 2021

3.3 on/after Dec, 31. 2021

0.6x or more on/after June. 30. 2018

The following or less:

4.5 on June, 30, 2018

4.25 on December, 31, 2018

4.25 on June, 30, 2019

3.5 on December, 31, 2019

3.5 on June, 30, 2020

3.0 on December, 31, 2020

3.0 on June, 30, 2021

2.5 on/after December, 31, 2020

0.6x or more on/after June. 30. 2018

				— —	Half-yearly and annual
Debentures GASMIG (4)	Overall indebtedness (Total liabilities/Total assets)	Less than 0.6	—	—	Annual
	Ebitda / Debt servicing	1.3 or more	—	—	Annual
	Ebitda / Net finance income (expenses)	2.5 or more	—	—	Annual
	Net debt / Ebitda	2.5 or more	—	—	Annual

	Debt servicing coverage index	—	—	1.20 or more	Annual (during amortization)
Financiamento Caixa Econômica Federal	Equity / Total liabilities	—	—	20.61% or more (Parajuru) 20.63% or more (Volta do Rio)	Always
Parajuru e Volta do Rio (5)	Share capital subscribed in investee / Total investments made in the project financed	—	—	20.61% or more (Parajuru) 20.63% or more (Volta do Rio)	Always

(1)	7th Issue of Debentures by Cemig GT, as of December 31, 2016, of R$ 2,240.
(2)

In the event of a possible breach of the financial covenants, interest will automatically be increased by 2% p.a. during the period in which they remain exceeded. There is also an obligation to comply with a ‘maintenance’ covenants – that the consolidated debt, shall have a guarantee for debt of 1.75x Ebitda (2.0 as of December 31, 2017); and a ‘damage’ covenant, requiring real guarantee for debt at Cemig GT of 1.5x Ebitda.

(3)	The instruments described above have compliance requirements for their covenants with specific ratios up to their maturity dates, as shown in the detail table at the beginning of this Note.
(4)

If Gasmig does not achieve the required covenants, it must, within 120 days from the date of notice in writing from BNDES or BNDESPar, constitute guarantees acceptable the debenture holders by the total amount of the debt, subject to the rules of the National Monetary Council (CMN), unless the required ratios are restored within that period. Certain contractually specified situations can cause early maturity of other debts (cross-default).

(5)

The financing contracts with Caixa Econômica Federal for the Praias de Parajuru and Volta do Rio wind power plants have financial covenants with compliance relating to early maturity of the debt remaining balance. Compliance with the debt servicing coverage index is considered to be demandable only annually and during the period of amortization, which begins in July 2020.

As of December 31, 2018, Company is in compliance with all financial covenants.

The information on the derivative financial instruments (swaps) contracted to hedge the debt servicing of the Eurobonds (principal, in foreign currency, plus interest), and the Company’s exposure to interest rate risks, are disclosed in Note 32.